Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	1-12579
Entity Registrant Name	OGE ENERGY CORP.
Entity Central Index Key	0001021635
Entity Tax Identification Number	73-1481638
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	321 North Harvey
Entity Address, Address Line Two	P.O. Box 321
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73101-0321
City Area Code	405
Local Phone Number	553-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OGE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false